UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Pennsylvania Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Pennsylvania
Municipal Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Municipal Money Market Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Dreyfus Pennsylvania Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

With the overnight federal funds rate remaining unchanged in a range between 0% and 0.25% during the reporting period,yields of tax-exempt money market instruments stayed at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund’s investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and Pennsylvania state personal income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Pennsylvania’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appropriate.At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

Money Market Yields Hovered Near Historical Lows

The reporting period began in the midst of an economic recovery. Manufacturing activity rebounded and housing prices appear to have bottomed, helping to bolster confidence among consumers, businesses and investors.

Still, the economic rebound has remained milder than most previous recoveries, with unemployment remaining stubbornly high. Indeed, new developments during the reporting period, including turmoil in European debt markets, added to ongoing global economic concerns. In light of these challenges, the Federal Reserve Board (the “Fed”) retained its aggressively accommodative monetary policy.

Within the municipal securities market, the supply of variable-rate demand notes and tender option bonds remained relatively low, due mainly to tighter lending restrictions and credit-rating downgrades. Meanwhile, demand for tax-exempt money market instruments was robust, putting additional downward pressure on yields.

Finally, most states and municipalities have continued to struggle with lower-than-projected tax receipts and greater demand for services, further limiting the supply of instruments meeting our investment criteria. Pennsylvania faced a significant deficit when formulating its 2010 budget, which it addressed through a combination of spending cuts, tax increases and one-time revenue sources, including disbursements from reserves.

In-House Research Supported Credit Quality

We have proceeded cautiously in this challenging environment. The in-depth, independent research conducted by our credit analysts led us to focus on high-quality, fixed-rate municipal obligations in the six- to nine-month maturity range during the reporting period. We favored instruments backed by pledged tax appropriations or revenues from facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

With interest rates near historical lows, municipal money market funds generally have maintained short weighted average maturities compared to historical norms.The fund was no exception, as we set its weighted average maturity in a range that was roughly in line with industry averages. In addition, we prepared the fund for new government regulations that took effect during the reporting period, including a reduction in the fund’s maximum weighted average maturity from 90 days to 60 days.

Safety and Liquidity Remain Paramount

The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity.

However, we expect the supply of newly issued tax-exempt money market instruments to trend higher in the months ahead, which could support higher yields.We also are mindful that, when the Fed eventually begins to raise the federal funds rate, a relatively defensive maturity-management strategy may enable the fund to capture higher yields more quickly as they become available.

June 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

Expenses paid per $1,000†	$2.14
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

Expenses paid per $1,000†	$2.17
Ending value (after expenses)	$1,022.79

† Expenses are equal to the fund’s annualized expense ratio of .43%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—93.5%
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC;
National City Bank)	0.38	6/7/10	1,395,000	[a,b]	1,395,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	1.15	6/1/10	6,725,000	[a,c]	6,725,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Generation
Corporation Project) (LOC;
Barclays Bank PLC)	0.31	6/1/10	7,000,000	[a]	7,000,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Bank)	0.59	6/7/10	1,660,000	[a,b]	1,660,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)	0.29	6/7/10	5,425,000	[a]	5,425,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.53	7/15/10	7,300,000	[c]	7,300,000
Blair County Industrial
Development Authority, Revenue
(News Printing Company, Inc.
Project) (LOC; PNC Bank NA)	0.35	6/7/10	3,800,000	[a,b]	3,800,000
Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)	0.35	6/7/10	1,985,000	[a,b]	1,985,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	0.49	6/7/10	1,825,000	[a,b]	1,825,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	0.49	6/7/10	1,035,000	[a,b]	1,035,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.33	6/7/10	1,500,000	[a,c]	1,500,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.33	6/7/10	8,375,000	[a,c]	8,375,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.33	6/7/10	8,400,000	[a,c]	8,400,000
Chester County Health and
Education Facilities Authority,
Revenue (Simpson Meadows
Project) (LOC; Wells Fargo Bank)	0.37	6/7/10	2,500,000	[a,c]	2,500,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; FHLB)	0.37	6/7/10	7,440,000	[a]	7,440,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation Project)
(LOC; JPMorgan Chase Bank)	0.55	6/7/10	2,800,000	[a,b]	2,800,000
Cumberland County Municipal
Authority, Revenue (Asbury
Pennsylvania Obligated Group)
(LOC; KBC Bank)	0.27	6/7/10	4,235,000	[a,c]	4,235,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; KBC Bank)	0.29	6/7/10	7,025,000	[a,c]	7,025,000
Cumberland County Municipal
Authority, Revenue, Refunding
(Asbury Pennsylvania Obligated
Group) (LOC; KBC Bank)	0.27	6/7/10	8,000,000	[a,b]	8,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Generation Company)
(LOC; BNP Paribas)	0.40	6/10/10	5,125,000		5,125,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	0.49	6/7/10	2,790,000	[a,b]	2,790,000
Delaware River Joint Toll
Bridge Commission,
Bridge System Revenue
(LOC; Dexia Credit Locale)	0.30	6/7/10	4,630,000	[a]	4,630,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	1.25	6/7/10	1,000,000	[a]	1,000,000
Harrisburg Authority,
Revenue (Township of West
Brandywine Project) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.25	6/7/10	3,685,000	[a]	3,685,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Bank)	0.49	6/7/10	3,280,000	[a,b]	3,280,000
JPMorgan Chase Putters/Drivers
Trust (University of Pittsburgh
of the Commonwealth
System of Higher Education,
University Capital Project
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)	0.29	6/7/10	4,425,000	[a,d]	4,425,000
Lackawanna County Industrial
Development Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	0.49	6/7/10	2,925,000	[a,b]	2,925,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue	2.00	12/15/10	1,200,000		1,201,917
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue	2.00	12/15/10	1,000,000		1,006,166
Lancaster Industrial Development
Authority, Revenue (Henry Molded
Products) (LOC; M&T Bank)	0.59	6/7/10	1,860,000	[a,b]	1,860,000
Lock Haven,
GO Notes	1.50	12/22/10	2,000,000		2,008,873
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services, Inc.
Project) (LOC; Commerce Bank)	0.27	6/7/10	100,000	[a,b]	100,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	0.49	6/7/10	2,065,000	[a,b]	2,065,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	0.49	6/7/10	1,720,000	[a,b]	1,720,000
Pennsylvania,
GO Notes, TAN	1.50	6/30/10	500,000		500,396
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.46	6/7/10	400,000	[a,b]	400,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP
(Pennsylvania Power and
Light Utilities Project) (LOC;
Wachovia Bank)	0.62	9/1/10	8,150,000		8,150,000
Pennsylvania Higher Educational
Facilities Authority, College
Revenue, Refunding (Holy
Family College Project) (LOC;
Commerce Bank NA)	0.25	6/7/10	3,345,000	[a]	3,345,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	10,000,000		10,014,072
Pittsburgh Water and Sewer
Authority, Water and Sewer
System Subordinate Revenue,
Refunding (LOC; FHLB)	2.00	9/1/10	5,000,000		5,016,934
RBC Municipal Products Inc. Trust
(Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.29	6/7/10	10,000,000	[a,c,d]	10,000,000
RBC Municipal Products Inc. Trust
(Berks County Municipal
Authority, Health Care Revenue
(Reading Hospital and Medical
Center Project)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.29	6/7/10	10,000,000	[a,c,d]	10,000,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	0.49	6/7/10	4,410,000	[a,b]	4,410,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project)
(LOC; Bank of America)	0.53	6/7/10	4,570,000	[a,b]	4,570,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Bank)	0.44	6/7/10	5,100,000	[a,b]	5,100,000
York County Industrial
Development Authority,
Revenue (Riach Family
Limited Partnership
Project) (LOC; M&T Bank)	0.54	6/7/10	1,625,000	[a,b]	1,625,000
York County Industrial
Development Authority,
Revenue (York Sheet Metal, Inc.
Project) (LOC; M&T Bank)	0.56	6/7/10	1,850,000	[a,b]	1,850,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—6.2%
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	6/7/10	1,000,000	[a]	1,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	6/7/10	5,685,000	[a]	5,685,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.31	6/7/10	6,000,000	[a,d]	6,000,000

Total Investments (cost $203,913,358)			99.7%		203,913,358

Cash and Receivables (Net)			.3%		617,516

Net Assets			100.0%		204,530,874

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2010, the fund had $55,195,000 or 27.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c At May 31, 2010, the fund had $66,060,000 or 32.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities amounted to $30,425,000 or 14.9% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	78.2
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	3.4
Not Rated[f]		Not Rated[f]		Not Rated[f]	18.4
					100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	203,913,358	203,913,358
Cash		449,917
Interest receivable		296,667
Prepaid expenses		24,467
		204,684,409
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		80,523
Payable for shares of Beneficial Interest redeemed		22,588
Accrued expenses		50,424
		153,535
Net Assets ($)		204,530,874
Composition of Net Assets ($):
Paid-in capital		204,530,874
Net Assets ($)		204,530,874
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		204,530,874
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	493,227
Expenses:
Management fee—Note 2(a)	580,429
Professional fees	36,264
Shareholder servicing costs—Note 2(b)	24,107
Custodian fees—Note 2(b)	15,132
Prospectus and shareholders’ reports	11,165
Trustees’ fees and expenses—Note 2(c)	10,780
Registration fees	8,484
Miscellaneous	11,980
Total Expenses	698,341
Less-reduction in expenses due to undertaking—Note 2(a)	(205,103)
Less—reduction in fees due to earnings credits—Note 1(b)	(47)
Net Expenses	493,191
Investment Income—Net, representing net increase
in net assets resulting from operations	36

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	36	957,129
Dividends to Shareholders from ($):
Investment income—net	(36)	(961,318)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	285,417,915	769,323,053
Dividends reinvested	36	955,330
Cost of shares redeemed	(338,461,328)	(810,931,565)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(53,043,377)	(40,653,182)
Total Increase (Decrease) in Net Assets	(53,043,377)	(40,657,371)
Net Assets ($):
Beginning of Period	257,574,251	298,231,622
End of Period	204,530,874	257,574,251

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months						Two Months
	Ended					Ended	Year Ended
May 31, 2010			Year Ended November 30,		November 30,		September 30,
(Unaudited)		2009	2008	2007	2006	2005[a]	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.000[b]	.003	.020	.031	.028	.004	.015
Distributions:
Dividends from
investment
income—net	(.000)[b]	(.003)	(.020)	(.031)	(.028)	(.004)	(.015)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[c,d]	.32	2.06	3.15	2.87	2.21[d]	1.51
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average
net assets	.60[d]	.62	.59	.61	.61	.66[d]	.64
Ratio of net expenses
to average
net assets	.43[d]	.60	.58	.61	.61	.66[d]	.64
Ratio of net investment
income to average
net assets	.00[c,d]	.33	2.00	3.10	2.83	2.19[d]	1.68
Net Assets,
end of period
($ x 1,000)	204,531 257,574		298,232	236,110 200,174		181,747	185,021

a	The fund changed its fiscal year end from September 30 to November 30.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	203,913,358
Level 3—Significant Unobservable Inputs	—
Total	203,913,358
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009, was as follows: tax exempt income $957,129 and ordinary income $4,189.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitations may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $205,103 during the period ended May 31, 2010.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2010, the fund was charged $12,553 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $7,641 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $782 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $47.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $15,132 pursuant to the custody agreement.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $89,071, custodian fees $10,694, chief compliance officer fees $3,656 and transfer agency per account fees $3,750, which are offset against an expense reimbursement currently in effect in the amount of $26,648.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $18,000,000 and $52,855,000, respectively.

PROXY RESULTS (Unaudited)

Dreyfus Pennsylvania Municipal Money Market Fund held a special meeting of shareholders on February 12, 2010.The proposals considered at the meeting and the results are as follows:

			Shares
		For	Against	Abstain
1.	To approve amending the
	fund’s fundamental policy
	regarding borrowings	115,382,827	24,712,945	6,994,177
2.	To approve amending the
	fund’s fundamental policy
	regarding lending	114,826,296	24,887,011	7,376,642
3.	To approve amending the
	fund’s fundamental policy
	to permit investment in
	other investment companies	111,483,073	28,518,597	7,088,279

The Fund 25

For More Information

Dreyfus Pennsylvania Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DPAXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

0104SA0510

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)